Contingent Consideration - Reconciliation of Contingent Consideration (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Contingent Liabilities [Abstract]
Balance, beginning of year	$ 32,501
Acquisition of Bridge Farm		$ 15,991
Change in fair value recognized in profit or loss	2,252	18,645
Earn-out payments		(1,170)
Unrealized foreign exchange loss	1,058	(1,779)
Foreign currency translation	(899)	814
Disposition of Bridge Farm (note 5)	$ (34,912)
Balance, end of year		$ 32,501